Vanguard LifeStrategy Conservative Growth Fund Investment Strategy	Oct. 31, 2025
Retail Prospectus [Member] | Vanguard LifeStrategy Conservative Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies